Goodwill	3 Months Ended
Mar. 30, 2018
Vencore Holding Corp. and KGS Holding Corp.
Goodwill [Line Items]
Goodwill
Goodwill

The following table summarizes the changes in the carrying amount of goodwill as of December 31, 2015, 2016, 2017, and March 30, 2018 (in thousands):

Total
Balance at December 31, 2014	$396,924
Goodwill acquired	—
Balance at December 31, 2015	396,924
Goodwill acquired	—
Balance at December 31, 2016	396,924
Goodwill acquired	—
Balance at December 31, 2017	396,924
Goodwill acquired	—
Balance at March 30, 2018 (unaudited)	$396,924

Goodwill	$488,595
Accumulated impairment losses	(91,671)
Balance at December 31, 2016	$396,924

Goodwill	$488,595
Accumulated impairment losses	(91,671)
Balance at December 31, 2017	$396,924

Goodwill	$488,595
Accumulated impairment losses	(91,671)
Balance at March 30, 2018 (unaudited)	$396,924

Vencore reviews goodwill for impairment annually as of October 31 and whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Goodwill impairment review is conducted at the reporting unit level. A reporting unit is an operating segment, as defined by the segment reporting accounting standards, or a component of an operating segment. A component of an operating segment is a reporting unit if the component constitutes a business for which discrete financial information is available and is reviewed by operating segment management. The fair value of each reporting unit is compared to its net book value, including goodwill. Goodwill is considered to be impaired when the net book value of a reporting unit exceeds its estimated fair value.

Vencore uses multiple valuation approaches to determine the fair value of the reporting units which includes (1) the income approach (also referred to as a discounted cash flow or “DCF”); and (2) the market approach. Both of these approaches are affected by economic conditions related to the U.S. defense industry as well as conditions in the U.S. capital markets. Under the income approach, the DCF method is a valuation technique in which fair value is derived from forecasted future cash flow discounted at the appropriate rate of return commensurate with the risk as well as current rates of return for equity and debt capital as of the valuation date. The discount rate utilizes an estimate of the weighted average cost of capital. The market approach is a valuation technique in which the fair value is calculated based on a detailed market analysis of publicly traded companies (also referred to as the guideline public company method or “GPCM”) that provides a reasonable basis for comparison for each reporting unit. In addition to utilizing the GPCM under the market approach, we also review and consider the application of guideline transaction multiples to the financial metrics for each reporting unit, if recent comparable transactions exist.

Inherent in our development of the present value of future cash flow projections are assumptions and estimates derived from a review of our expected revenue growth rates, profit margins, business plans, and cost of capital and tax rates. We also make assumptions about future market conditions, market prices, interest rates and changes in business strategies. Changes in our assumptions or estimates could materially affect the determination of the fair value of a reporting unit and, therefore, could eliminate the excess of fair value over the carrying value of a reporting unit entirely and, in some cases, could result in impairment. Such changes in assumptions could be caused by a loss of one or more significant contracts, reductions in government spending or a decline in the demand for our services due to changing economic conditions. Given the contractual nature of our business, if we are unable to win or renew contracts, are unable to estimate and control our contract costs, fail to perform adequately to our clients’ expectations, fail to procure third‑party subcontractors or fail to secure adequate funding for our projects, our profits, revenue and growth over the long‑term would decline, and such a decline could significantly affect the fair value assessment of the reporting units and cause our goodwill to become impaired. Impairment assessments inherently involve management judgments regarding a number of assumptions such as those described above. Due to the many variables inherent in the estimation of a reporting unit’s fair value and the relative size of our recorded goodwill, differences in assumptions could have a material effect on the estimated fair value of one or more of our reporting units and could result in a goodwill impairment charge in a future period. Using the income and market approaches, Vencore determined that the fair value of its goodwill exceeded the carrying value of the related assets. Therefore, no impairment was recorded for Vencore in 2016 or 2017.

Keypoint conducts its annual impairment test as of September 30. In evaluating goodwill, Keypoint performs an assessment of qualitative factors to determine if goodwill might be impaired and whether it is necessary to perform any additional goodwill impairment testing. Keypoint performed an impairment test for the years ended December 31, 2016 and 2017 utilizing qualitative information and determined there were no changes in circumstances that would more likely than not reduce the fair value below its carrying amount. Using this method, Keypoint determined that the fair value of its goodwill exceeded the carrying value of the related assets. Therefore, no impairment was recorded for Keypoint in 2016 or 2017.